Securitizations (Schedule of Economic Assumptions in Measuring Fair Value of Subordinated Interests Relating to Securitizations of Receivables) (Details)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Securitization of Lease Receivables [Member] | Minimum [Member]
Expected credit loss		0.01%
Discount rate	0.70%	0.31%
Securitizations of Mortgage Loans Receivable [Member] | Minimum [Member]
Discount rate		1.89%
Securitization of Lease Receivables [Member] | Maximum [Member]
Expected credit loss		0.05%
Discount rate	0.80%	0.69%
Securitizations of Mortgage Loans Receivable [Member] | Maximum [Member]
Discount rate		3.41%
Securitization of Lease Receivables [Member]
Weighted average life (in years)	3.5	2.9
Expected credit loss	0.03%
Securitizations of Mortgage Loans Receivable [Member]
Weighted average life (in years)		10.4
Expected credit loss		0.02%
Prepayment rate		0.33%